Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Earnings Per Share [Abstract]
(Loss) Income from Continuing Operations						$ 314,676	$ 52,886	$ 67,082	$ 28,467	$ (319,918)	$ 463,111	$ 162,942
Total Dividends Distributed to Warrants as Participating Securities Under Two-class Method										325	0	0
Undistributed earnings allocated to Warrants										0	15,562	19,497
(Loss) income from continuing operations attributable to common shareholders for basic EPS										(320,243)	447,549	143,445
Undistributed earnings allocated to dilutive securities	[1]									0	38	33
(Loss) income from continuing operations attributable to common shareholders for diluted EPS										(320,243)	447,587	143,478
Income from discontinued operations, as reported						$ 0	$ 14,889	$ (15,840)	$ (12,601)	0	(13,552)	(78,613)
Undistributed earnings allocated to warrants										0	502	9,406
Income from discontinued operations attributable to common shareholders for basic and diluted EPS	[1]									0	13,050	69,207
Net income attributable to common shareholders for basic EPS										(320,243)	460,599	212,652
Net (loss) income attributable to common shareholders for diluted EPS										$ (320,243)	$ 460,637	$ 212,685
Weighted average shares outstanding - basic										94,686	96,689	88,037
Impact of dilutive securities	[1]									0	234	114
Weighted average shares outstanding - diluted										94,686	96,923	88,151
Basic (Loss) Earnings Per Common Share From Continuing Operations (usd per share)						$ 3.15	$ 0.53	$ 0.67	$ 0.28	$ (3.38)	$ 4.63
Discontinued Operations						0.00	(0.15)	0.16	0.13	0.00	0.13
Net income (loss) attributable to common shareholders		$ (4.07)	$ 0.29	$ (0.04)	$ 0.37	3.15	0.38	0.83	0.41	(3.38)	4.76	$ 2.42
Continuing Operations						3.14	0.53	0.67	0.28	(3.38)	4.62
Discontinued Operations						0.00	(0.15)	0.16	0.13	0.00	0.13
Net income (loss) attributable to common shareholders		$ (4.07)	$ 0.29	$ (0.04)	$ 0.37	$ 3.14	$ 0.38	$ 0.83	$ 0.41	$ (3.38)	$ 4.75	$ 2.41

[1]	The impact of dilutive securities associated with Equity Awards held by Tribune Publishing employees is immaterial. As such, all of the impact of dilutive securities has been allocated to diluted EPS from continuing operations.